INCOME TAX	12 Months Ended
Sep. 30, 2020
INCOME TAX
19.	INCOME TAX
Cayman Islands
The Company is a tax-exempted company incorporated in the Cayman Islands. Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.
Hong Kong
CDEL Hong Kong, Practice Enterprises Network China International Links Limited and China Healthcare Education Limited have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.
China
The Enterprise Income Tax Law (the “EIT Law”) of the PRC, which took effect on January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.
Since 2008, Beijing Champion and Champion Technology qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion and Champion Technology renewed the HNTE qualification every 3 years, and therefore, were continually entitled to the preferential income tax rate of 15% through
2022
. As a result, the Group applied 15% to determine the tax liabilities for these two entities.
Since 2012, Zhengbao Yucai obtained HNTE qualification and was entitled to preferential income tax rate of 15%. In September 2018, Zhengbao Yucai renewed the HNTE qualification, and is
entitled to the preferential income tax rate in years 2018 through 2020.
NetinNet renewed its HNTE Status in
October
2020
and therefore
 is
entitled to the preferential income tax rate of 15% in years
2020
through
2022
.
Champion Education Technology, Zhongxi Healthcare Education, Caikaowang, Nanjing Champion Vocational Training School, Beijing Chuang Qingchun Chuang Weilai Education Technology Co., Ltd., Guangdong Zhengbao Yucai Education Co., Ltd., Shanghai Huzheng Education Technology Co., Ltd., Jiangsu Asset, JinMaLan (Tianjin) Business Start-up Services Co., Ltd., JinMaLan (Anqing) Business Start-up Services Co., Ltd., Nanchang Champion Vocational Training School, Haimen Zhengbao Yucai Vocational Training School, Yunqi Zhixin (Hangzhou) Technology Co., Ltd. (collectively “small and micro businesses”) are small and micro business having annual taxable income of RMB1 million or less. The statutory tax rate for them is
25%
for the calendar year 2020. However, according to Cai Shui[2019] No.13, a small and micro business having annual taxable income of RMB
1.0 million (US$140) or less, 25% shall be included in the taxable income, and the enterprise income tax shall be paid at the rate of 20%.
Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from the
PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. CDEL Hong Kong’s deferred tax liabilities related to potential withholding tax were US$3,556 and US$133 as of September 30, 2019 and 2020, respectively, on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008. The related income tax expenses were US$210, US$544 and US$333 for the years ended September 30, 2018, 2019 and 2020
, respectively.
In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ calendar years from
2015
to
2019
remain subject to examination by the tax authorities and US$627 was reversed for the unpaid tax liability that was accrued before the
2015
calendar year.
Income before income taxes consisted of:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Non - PRC	(656)	(3,332)	(12,574)
PRC	15,438	29,131	26,726

	14,782	25,799	14,152

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Current tax expense s	5,717	7,060	10,543
Deferred tax (benefit) expense s	(3,410)	1,061	(5,083)

	2,307	8,121	5,460

The reconciliation of the effective tax rate and the statutory income tax rate applicable to the
PRC operations is as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Income before taxes	14,782	25,799	14,152

Income tax expense s computed at applicable tax rates of 25%	3,696	6,450	3,538
Effect of different tax rates in different jurisdictions	770	704	3,010
Non-deductible expenses	152	1,059	1,362
Effect of tax holidays	(2,610)	(1,934)	(2,148)
Effect of valuation allowances	285	1,232	184
Withholding tax on undistributed earnings	313	689	141
Income tax reversal	(299)	(79)	(627)

	2,307	8,121	5,460

Effective income tax rate	15.61%	31.48%	38.58%

The aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
The aggregate amount of tax holidays	2,610	1,934	2,148

The aggregate increase on basic and diluted net income per share:
- Basic	0.02	0.01	0.02

- Diluted	0.02	0.01	0.02

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of deferred taxes are as follows:

	As of September 30,
	2019	2020
	US$	US$
Deferred tax assets
Advertising expenses carry-forwards	—	1,652
Accrued expenses	984	1,618
Allowance for doubtful accounts	1,031	1,073
Impairment loss from long-term investments	1,178	1,472
Property, plant and equipment	103	104
Net operating loss carry-forwards	2,811	4,585

	6,107	10,504
Less: valuation allowance	(2,242)	(2,616)

Total deferred tax assets	3,865	7,888
Deferred tax assets, net	3,865	5,690

Deferred tax liabilities
Intangible assets	7,085	5,488
Withholding tax on undistributed earnings	3,556	133
Unrealized gain on available-for-sale investments	647	760
Capitalized commission fees	1,407	1,905

Total deferred tax liabilities	12,695	8,286
Deferred tax liabilities, net	12,695	6,088

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.
As a result of the Group’s assessment of its tax positions, the unrecognized tax benefits related to transfer price position prior to the year 2009 amounted to US$152 and US$160 as of September 30, 2019 and 2020, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.
Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
US$
Balance as of September 30, 2018	158
Foreign currency adjustment	(6)

Balance as of September 30, 2019	152
Foreign currency adjustment	8

Balance as of September 30, 2020	160

The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2020.
In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered the
PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.